Administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Administrative expenses.
Investor relations	$ 677	$ 743	$ 576
Audit fee	560	566	396
Advisory services fees	3,023	2,547	4,406
Listing fees	533	630	749
Directors fees - Group	812	675	571
Directors fees - Blanket	63	83	61
Employee costs	7,736	6,546	6,324
Employee costs - settlements - Group	1,120	115	1,784
Employee costs - bonuses - Group	2,562	1,483	410
Other office administration cost	1,229	334	445
Information technology and communication cost	786	249	241
Management liability insurance	396	907	897
Travel costs	983	780	569
Administrative expenses	$ 20,480	$ 15,658	$ 17,429